UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)

J. Garrett Stevens
2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013
(Address of principal executive offices) (Zip code)

J. Garrett Stevens
Exchange Traded Concepts Trust
2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013
(Name and address of agent for service)

Copy to:
W. John McGuire
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: December 31, 2014

Date of reporting period: March 31, 2014

Item 1.   Schedule of Investments

YieldShares
Schedule of Investments ● High Income ETF

March 31, 2014 (Unaudited)

Description	Shares	Fair Value

CLOSED-END FUNDS — 99.6%
Asset Allocation — 14.5%
BlackRock Real Asset Equity Trust	63,000	$560,700
BlackRock Resources & Commodities Strategy Trust	113,888	1,309,712
GAMCO Global Gold Natural Resources & Income Trust	146,260	1,450,899
Nuveen Diversified Currency Opportunities Fund	119,979	1,258,580
		4,579,891
Equity — 57.0%
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	73,615	1,354,516
Alpine Total Dynamic Dividend Fund	152,481	1,279,316
BlackRock Enhanced Capital and Income Fund	44,452	621,439
BlackRock Enhanced Equity Dividend Trust	52,101	413,682
BlackRock Global Opportunities Equity Trust	88,224	1,290,717
BlackRock International Growth and Income Trust	162,574	1,310,346
Cohen & Steers Limited Duration Preferred and Income Fund	37,131	883,718
Eaton Vance Risk-Managed Diversified Equity Income Fund	115,502	1,305,173
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	107,892	1,305,493
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	92,940	1,319,748
Eaton Vance Tax-Managed Diversified Equity Income Fund	119,472	1,332,113
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	130,416	1,317,202
Flaherty & Crumrine Preferred Securities Income Fund	50,256	966,423
Gabelli Equity Trust	168,932	1,307,534
ING Global Equity Dividend & Premium Opportunity Fund	147,747	1,359,272
Nuveen Equity Premium Opportunity Fund	53,453	672,439
		18,039,131
Fixed Income — 28.1%
Aberdeen Asia-Pacific Income Fund	82,746	505,578
BlackRock Credit Allocation Income Trust	77,195	1,043,676

YieldShares
Schedule of Investments ● High Income ETF

March 31, 2014 (Unaudited)

Description	Shares	Fair Value
Fixed Income — (continued)
BlackRock Multi-Sector Income Trust	63,242	$1,122,545
Eaton Vance Limited Duration Income Fund	49,199	750,285
MFS Intermediate Income Trust	252,548	1,308,199
PIMCO Corporate & Income Opportunity Fund	66,345	1,198,191
PIMCO High Income Fund	109,401	1,374,076
PIMCO Income Strategy Fund II	34,716	361,046
Wells Fargo Advantage Multi-Sector Income Fund	20,138	292,001
Western Asset Emerging Markets Debt Fund	55,168	959,923
		8,915,520
Total Closed-End Funds
(Cost $30,893,196)		31,534,542

Total Investments - 99.6%
(Cost $30,893,196) †		$31,534,542

Percentages are based on Net Assets of $31,660,443.

As of March 31, 2014, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended March 31, 2014, there were no Level 3 investments.

†	At March 31, 2014, the tax basis cost of the Fund’s investments was $30,893,196, and the unrealized appreciation and depreciation were $768,017 and $(126,671), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

YYY-QH-001-0200

Item 2.   Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President

Date: May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President

Date: May 29, 2014

By (Signature and Title)	/s/ Richard Hogan
Richard Hogan, Treasurer

Date: May 29, 2014